Pension And Postretirement Benefits (Narrative) (Details) - USD ($) shares in Millions, $ in Millions				1 Months Ended			3 Months Ended	9 Months Ended	12 Months Ended
	Jul. 24, 2015	Jan. 01, 2015	Sep. 09, 2013	Dec. 31, 2014	Jul. 31, 2014	Oct. 31, 2013	Dec. 31, 2014	Sep. 30, 2014	Dec. 31, 2023	Dec. 31, 2021	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Period in which medicare-eligible retirees received communication of amendment of health coverage benefits						Oct. 31, 2013
Defined Benefit Measurement Date													December 31
Required contribution to our pension plans												$ 735
Combined net pension and postretirement cost													$ (2,821)	$ 7,232	$ (7,390)
Increase (decrease) in plan benefit obligations due to change in assumed rates												$ 232
Percentage decrease in the actual long-term rate of return used to report the impact of change on future combined net pension and postretirement cost													0.50%
Composite rate of compensation increase for determining projected benefit obligation				3.00%			3.00%						3.10%	3.00%
Debt-financed shares held by ESOPs (allocated or unallocated)													0
Deferred compensation liability included in other noncurrent liabilities				$ 1,156			$ 1,156						$ 1,221	$ 1,156
Deferred compensation expense													122	121	122
Benefit cost of the contributory savings plans													653	654	654
Service Cost [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate in effect for determining net cost							4.90%
Interest Cost [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate in effect for determining net cost							3.50%
Change in Accounting Method Accounted for as Change in Estimate [Member]
Defined Benefit Plan Disclosure [Line Items]
Combined net pension and postretirement cost increase (decrease)													(740)
DIRECTV [Member]
Defined Benefit Plan Disclosure [Line Items]
Business Acquisition, Effective Date of Acquisition	Jul. 24, 2015
Defined Benefit Plans, General Information	DIRECTV maintains (1) a postretirement benefit plan for those retirees eligible to participate in health care and life insurance benefits generally until they reach age 65 and (2) an unfunded nonqualified pension plan for certain eligible employees.
December-2014 Lump-Sum Payment Offer [Member]
Defined Benefit Plan Disclosure [Line Items]
Period in which lump sum offer was presented to retirement-eligible employees to receive a one-time opportunity to elect a full lump sum payment of their accrued pension				Dec. 31, 2014
Date at which retirees must accept lump sum payment offer				Mar. 31, 2015
Date at which retirees must have retired to receive lump sum payment				Mar. 31, 2015
Approximate lump sum value of early retirement offer													1,200
Special termination benefits													149
Pension Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan Amendment Description		Pension plan was amended to no longer allow entry from new management employees.
Approximate lump sum value of early retirement offer													4,705
Special termination benefits													149	17
Voluntary Pension Contribution Department Of Labor Exemption Final Approval Date					Jul. 31, 2014
Pension Contribution Date			Sep. 09, 2013
Net assets available for benefits				$ 54,184			$ 54,184						50,909	54,184
Preferred equity interest in Mobility			$ 9,104	9,021			9,021						8,714	$ 9,021
Estimated Future Pension Contribution Description														The trust is entitled to receive cumulative cash distributions of $560 per annum, which will be distributed quarterly in equal amounts and will be accounted for as contributions.
Annualized cash contributions to be received by the trust/pension			$ 175										175
Required contribution to our pension plans													$ 560
Funding status of pension obligation when including mobility contribution													90.00%
Accumulated benefit obligation for pension plans				$ 57,949			$ 57,949						$ 54,007	$ 57,949
Combined net pension and postretirement cost													(679)	$ 5,549	$ (4,669)
Prior service credits, before tax, for pension, other postretirement, or supplemental retirement benefits that will be amortized from accumulated OCI into net periodic benefit cost over the next fiscal year													(103)
Prior service credits, net of tax, for pension, other postretirement, or supplemental retirement benefits that will be amortized from accumulated OCI into net periodic benefit cost over the next													$ (64)
Discount rate for determining projected benefit obligation				4.30%			4.30%						4.60%	4.30%	5.00%
Discount rate in effect for determining net cost								5.00%
Long-term rate of return on plan assets												7.75%	7.75%	7.75%	7.75%
Composite rate of compensation increase for determining projected benefit obligation				3.00%			3.00%						3.10%	3.00%	3.00%
Composite rate of compensation increase for determining net pension cost (benefit)													3.00%	3.00%	3.00%
AT&T securities held by pension plans (ownership percentage) below stated percentage													0.50%
Pension Benefit [Member] | Service Cost [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate in effect for determining net cost													4.60%	5.00%	4.30%
Pension Benefit [Member] | Interest Cost [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate in effect for determining net cost													3.30%	4.60%	4.30%
Pension Benefit [Member] | Change in Accounting Method Accounted for as Change in Estimate [Member]
Defined Benefit Plan Disclosure [Line Items]
Combined net pension and postretirement cost increase (decrease)														$ (150)
Pension Benefit [Member] | October-2013 Lump-Sum Payment Offer [Member]
Defined Benefit Plan Disclosure [Line Items]
Period in which lump sum offer was presented to retirement-eligible employees to receive a one-time opportunity to elect a full lump sum payment of their accrued pension						Oct. 31, 2013
Date at which retirees must have retired to receive lump sum payment						Dec. 30, 2013
Lump Sum offer discount rate determination period						Aug. 31, 2012
Approximate lump sum value of early retirement offer				$ 2,700			$ 2,700							2,700
Early retirement lump sum payment														2,700
Special termination benefits														$ 15	$ 250
Year entity will provide access to retiree health insurance coverage that supplements government-sponsered Medicare through private insurance marketplace						2015
Pension Benefit [Member] | Tax Year 2014 [Member]
Defined Benefit Plan Disclosure [Line Items]
Estimated Future Pension Contribution													$ 175
Pension Benefit [Member] | Tax Year 2015 [Member]
Defined Benefit Plan Disclosure [Line Items]
Estimated future pension contribution after next fiscal year												$ 175
Pension Benefit [Member] | Tax Year 2016 [Member]
Defined Benefit Plan Disclosure [Line Items]
Estimated future pension contribution after next fiscal year											$ 175
Pension Benefit [Member] | Discount Assumption Rate Change [Member]
Defined Benefit Plan Disclosure [Line Items]
Increase (decrease) in discount rate over prior year													0.30%	(0.70%)
Increase (decrease) in plan benefit obligations due to change in assumed rates													$ (1,977)	$ 4,854
Pension Benefit [Member] | Mortality Assumption Rate Change [Member]
Defined Benefit Plan Disclosure [Line Items]
Increase (decrease) in plan benefit obligations due to change in assumed rates													(859)
Postretirement Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Approximate lump sum value of early retirement offer													2,024
Special termination benefits													0	0
Combined net pension and postretirement cost													(2,142)	$ 1,683	$ (2,721)
Prior service credits, before tax, for pension, other postretirement, or supplemental retirement benefits that will be amortized from accumulated OCI into net periodic benefit cost over the next fiscal year													(1,277)
Prior service credits, net of tax, for pension, other postretirement, or supplemental retirement benefits that will be amortized from accumulated OCI into net periodic benefit cost over the next													$ (792)
Discount rate for determining projected benefit obligation				4.20%			4.20%						4.50%	4.20%	5.00%
Discount rate in effect for determining net cost														5.00%
Long-term rate of return on plan assets												5.75%	5.75%	7.75%	7.75%
Composite rate of compensation increase for determining projected benefit obligation				3.00%			3.00%						3.10%	3.00%	3.00%
Composite rate of compensation increase for determining net pension cost (benefit)													3.00%	3.00%	3.00%
AT&T securities held by postretirement plans (in VEBA Trust) (ownership percentage) below stated percentage													6.00%
Postretirement Benefit [Member] | Service Cost [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate in effect for determining net cost													4.60%	5.00%	4.30%
Postretirement Benefit [Member] | Interest Cost [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate in effect for determining net cost													3.30%	5.00%	4.30%
Postretirement Benefit [Member] | Discount Assumption Rate Change [Member]
Defined Benefit Plan Disclosure [Line Items]
Increase (decrease) in discount rate over prior year													0.30%	(0.80%)
Increase (decrease) in plan benefit obligations due to change in assumed rates													$ (854)	$ 2,786
Postretirement Benefit [Member] | Mortality Assumption Rate Change [Member]
Defined Benefit Plan Disclosure [Line Items]
Increase (decrease) in plan benefit obligations due to change in assumed rates													(274)
Supplemental Retirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Combined net pension and postretirement cost													$ 51	$ 358	$ 4
Prior service credits, before tax, for pension, other postretirement, or supplemental retirement benefits that will be amortized from accumulated OCI into net periodic benefit cost over the next fiscal year												$ 1
Discount rate in effect for determining net cost													4.40%	4.10%
Administrative Expense [Member]
Defined Benefit Plan Disclosure [Line Items]
Estimated annual growth rate for health care cost													2.50%
Dental Claims [Member]
Defined Benefit Plan Disclosure [Line Items]
Estimated annual growth rate for health care cost													3.00%
Health Care Plan Provisions [Member]
Defined Benefit Plan Disclosure [Line Items]
Increase (decrease) in plan benefit obligations due to change in assumed rates													$ 23
Estimated annual growth rate for health care cost													4.50%	5.00%
Prescription Drug Cost - Medicare Eligible Participants [Member]
Defined Benefit Plan Disclosure [Line Items]
Estimated annual growth rate for health care cost													4.50%
Estimated annual health care cost trend rate for prior and current year													4.50%
Prescription Drug Cost - non-Medicare Eligible Participants [Member]
Defined Benefit Plan Disclosure [Line Items]
Estimated annual growth rate for health care cost									4.50%	4.50%
Estimated annual health care cost trend rate for prior and current year												6.25%	6.00%